Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Class R Shares | Pro-Blend(R) Maximum Term Series | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	137
AFTER 3 YEARS	rr_ExpenseExampleYear03	428
AFTER 5 YEARS	rr_ExpenseExampleYear05	739
AFTER 10 YEARS	rr_ExpenseExampleYear10	1,624
Class R Shares | Pro-Blend(R) Maximum Term Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(18.41%)
Annual Return 2003	rr_AnnualReturn2003	29.33%
Annual Return 2004	rr_AnnualReturn2004	15.54%
Annual Return 2005	rr_AnnualReturn2005	7.28%
Annual Return 2006	rr_AnnualReturn2006	20.25%
Annual Return 2007	rr_AnnualReturn2007	5.73%
Annual Return 2008	rr_AnnualReturn2008	(35.57%)
Annual Return 2009	rr_AnnualReturn2009	35.76%
Annual Return 2010	rr_AnnualReturn2010	13.99%
Annual Return 2011	rr_AnnualReturn2011	(7.36%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.02%)
1 Year	rr_AverageAnnualReturnYear01	(7.36%)
5 Years	rr_AverageAnnualReturnYear05	(0.47%)
10 Years	rr_AverageAnnualReturnYear10	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	8.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 1995
Class R Shares | Pro-Blend(R) Maximum Term Series | Class S | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.48%)
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
10 Years	rr_AverageAnnualReturnYear10	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 1995
Class R Shares | Pro-Blend(R) Maximum Term Series | Class S | Return After Taxes on Distributions and Sale of Series Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.62%)
5 Years	rr_AverageAnnualReturnYear05	(0.40%)
10 Years	rr_AverageAnnualReturnYear10	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 1995
Class R Shares | Pro-Blend(R) Maximum Term Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pro-Blend® Maximum Term Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series' objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	PRO-BLEND® MAXIMUM TERM SERIES – CLASS R Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Class R Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class R Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class R shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks and American Depository Receipts (ADRs), including those in emerging markets. The Series may invest in stocks of small, large, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. For this portfolio, the Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investmentin the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

Because the Series may also invest in bonds, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the bonds held in the Series' portfolio. The value of a bond will also fall if its issuer defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

In addition, the Series carries risks due to its investments in foreign stocks. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks. Investments in emerging market countries may be more volatile than investments in developed countries. The Series' investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.

Risk Lose Money [Text]	rr_RiskLoseMoney
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series' Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index. The blended index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative indices' portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series' shares for different periods compare to those of a broad-based securities index and a blended index, 20% of which is the Morgan Stanley Capital International (MSCI) All Country World Index ex U.S., 65% of which is the Russell 3000® Index and 15% of which is the Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEARS ENDED DECEMBER 31 Pro-Blend Maximum Term Series % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 6/30/2009): 18.74% Lowest (quarter ended 12/31/2008): (24.02)%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Series' Class R shares commenced operations on June 30, 2010. Therefore, all performance below for the periods prior to that date reflect the performance of the Series' Class S shares adjusted to reflect the higher expenses of Class R shares. Because Class R shares of the Series invest in the same portfolio of securities, returns for the Class R shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class R shares have higher expenses. The Class S shares are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class R Shares | Pro-Blend(R) Maximum Term Series | Russell 3000 Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 1995
Class R Shares | Pro-Blend(R) Maximum Term Series | 20%/65%/15% Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 1995

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.